CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 14,886	$ 15,909
Cost of revenues	6,169	5,967
Gross profit	8,717	9,942
Operating expenses:
Research and development, net	2,075	2,182
Selling and marketing	5,071	4,519
General and administrative	3,221	3,806
Total operating expenses	10,367	10,507
Operating loss	(1,650)	(565)
Financial income (expenses), net	(34)	(348)
Loss before income taxes	(1,684)	(913)
Tax benefit	(84)	(244)
Net loss from continuing operations	(1,600)	(669)
Net loss from discontinued operations	0	(264)
Net loss attributable to Senstar's shareholders	$ (1,600)	$ (933)
Basic and diluted net loss per share:
Basic net loss per share, Continuing operations	$ (0.07)	$ (0.03)
Basic net loss per share, Discontinued operations	0	(0.01)
Diluted net loss per share, Continuing operations	(0.07)	(0.03)
Diluted net loss per share, Discontinued operations	0	(0.01)
Basic net loss per share	(0.07)	(0.04)
Diluted net loss per share	$ (0.07)	$ (0.04)